NYSE Euronext

11005578

Received SEC
MAR 3 1 2011
Washington, DC 20549

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS
001-34732

March 31, 2011

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Miller Petroleum, Inc. (name to be changed to Miller Energy Resources, Inc.), common stock, par value $0.0001 per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 30, 2011. Tentative listing date – April 12, 2011.

Sincerely,